Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the section titled “Compensation Discussion and Analysis.”

	Summary Compensation Table Total for PEO(1)			Compensation Actually Paid to PEO(2)					Value of Initial Fixed $100 Investment Based on:
Year (a)	Coop(1) (b)	Krantz(1) (b)	Mussle- white(1) (b)	Coop(2) (c)	Krantz(2) (c)	Mussle- white(2) (c)	Average Summary Comp- ensation Table Total for Non- PEO NEOs(3) (d)	Average Comp- ensation Actually Paid to Non-PEO NEOs(4) (e)	Total Shareholder Return(5) (f)	Peer Group Total Shareholder Return(6) (g)	Net Income (Loss) (Millions)(7) (h)	Adjusted EBITDA Margin(8) (i)
2024	$10,876,456	$10,364,892	$6,810,837	$7,716,685	$424,313	$(4,679,451)	$4,545,570	$278,671	$9.49	$47.16	$(591.4)	31%
2023	$—	$—	$8,434,709	$—	$—	$3,148,094	$2,812,002	$1,848,073	$22.95	$46.50	$(289.6)	30%
2022	$—	$820,925	$17,540,044	$—	$(10,363,452)	$(4,395,156)	$2,386,881	$(1,943,290)	$25.38	$44.63	$(24.2)	29%
2021	$—	$5,953,030	$—	$—	$13,840,653	$—	$16,101,545	$18,839,018	$63.13	$82.84	$(62.3)	34%

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Coop (who served as CEO in 2024), Krantz (who served as Interim CEO in 2024 and CEO in 2022 and 2021) and Musslewhite (who served as CEO in 2024, 2023 and 2022) for each corresponding year in the “Total” column of the “Summary Compensation Table.” We refer to these individuals collectively as our “PEOs.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to each of our PEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs in the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO’s total compensation to determine the compensation actually paid in 2024:

PEO	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Coop	2024	$10,876,456	$(10,405,359)	$7,245,588	$7,716,685
Krantz	2024	$10,364,892	$(10,190,228)	$249,649	$424,313
Musslewhite	2024	$6,810,837	$(6,063,479)	$(5,426,809)	$(4,679,451)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Coop	2024	$7,245,588	$—	$—	$—	—	$—	$7,245,588
Krantz	2024	$3,054,571	$(1,494,864)	$—	$(1,310,058)	—	$—	$249,649
Musslewhite	2024	$—	$—	$—	$(524,397)	$(4,902,412)	$—	$(5,426,809)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding our PEOs) included for purposes of calculating the average amounts in each applicable year are as follows (the “Non-PEO NEOs”): (i) for 2024, Richard Booth, Kate Shamsuddin Jensen, Jonathan Maack and William Moschella; (ii) for 2023, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, Jonathan Maack, and Carrie Lazorchak; (iii) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (iv) for 2021, Robert Musslewhite and Richard Booth.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. The following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,545,570	$(3,617,228)	$(649,671)	$278,671

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2024	$1,125,148	$(749,447)	$—	$(516,285)	$(509,087)	$—	$(649,671)

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins at the Company’s September 2021 initial public offering.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for 2024 is the 2024 Compensation Peer Group as defined and described under “Compensation Discussion & Analysis” above. The 2024 Compensation Peer Group was used as a reference point for nearly all 2024 compensation decisions. The 2024 Compensation Peer Group was the same as the peer group used as a reference point for decisions made with respect to 2023 compensation, except that Braze, Inc. and Phreesia, Inc. were removed given both companies’ perceived lack of alignment on business fit and financial profile. EverCommerce, Inc. and Consensus Cloud Solutions, Inc. were added to the list as both companies reasonably align on business fit and financial profile. Dun & Bradstreet was also added as it is considered a comparator. The peer group TSR for the 2023 Compensation Peer Group was as follows: $80.21 for 2021; $ 42.21 for 2022; $ 45.28 for 2023; and $45.10 for 2024.
(7)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
We utilized Adjusted EBITDA Margin as the “Company-Selected Measure” in the table above. Adjusted EBITDA Margin is defined as Adjusted EBITDA as a percentage of the Company’s revenue. Adjusted EBITDA is defined as EBITDA, or earnings before debt-related costs, including interest expense, net, income taxes and depreciation and amortization, adjusted to exclude certain items of a significant or unusual nature, including other income and expense, equity-based compensation, transaction, integration and restructuring expenses and other non-core expenses. For more information, please see “Annual Incentives” in the “Compensation Discussion & Analysis” above.

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	(i) for 2024, Richard Booth, Kate Shamsuddin Jensen, Jonathan Maack and William Moschella; (ii) for 2023, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, Jonathan Maack, and Carrie Lazorchak; (iii) for 2022, Richard Booth, Joseph Mirisola, Kate Shamsuddin Jensen, David Samuels, and Jonathan Maack; and (iv) for 2021, Robert Musslewhite and Richard Booth.
Adjustment To PEO Compensation, Footnote

PEO	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Coop	2024	$10,876,456	$(10,405,359)	$7,245,588	$7,716,685
Krantz	2024	$10,364,892	$(10,190,228)	$249,649	$424,313
Musslewhite	2024	$6,810,837	$(6,063,479)	$(5,426,809)	$(4,679,451)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair value did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Coop	2024	$7,245,588	$—	$—	$—	—	$—	$7,245,588
Krantz	2024	$3,054,571	$(1,494,864)	$—	$(1,310,058)	—	$—	$249,649
Musslewhite	2024	$—	$—	$—	$(524,397)	$(4,902,412)	$—	$(5,426,809)

Non-PEO NEO Average Total Compensation Amount	$ 4,545,570	$ 2,812,002	$ 2,386,881	$ 16,101,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 278,671	1,848,073	(1,943,290)	18,839,018
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. The following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,545,570	$(3,617,228)	$(649,671)	$278,671

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2024	$1,125,148	$(749,447)	$—	$(516,285)	$(509,087)	$—	$(649,671)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net income over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA Margin

The following graph sets forth the relationship between Compensation Actually Paid to our PEOs and the Company’s Adjusted EBITDA Margin over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following graph compares our cumulative TSR over the four most recently completed fiscal years to that of the 2024 Compensation Peer Group over the same period.

Tabular List, Table

Tabular List of Most Important Performance Measures

The following table presents financial and non-financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our NEOs for 2024 to Company performance.

2024 Most Important Performance

Measures (Unranked)

Adjusted EBITDA Margin

Annual Recurring Revenue

Stock Price

Relative TSR

Net Dollar Retention

Percentage of Annual Recurring Revenue from Enterprise Customers

Total Shareholder Return Amount	$ 9.49	22.95	25.38	63.13
Peer Group Total Shareholder Return Amount	47.16	46.5	44.63	82.84
Net Income (Loss)	$ (591,400,000)	$ (289,600,000)	$ (24,200,000)	$ (62,300,000)
Company Selected Measure Amount	0.31	0.30	0.29	0.34
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring RevenueStock PriceRelative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Dollar Retention
Measure:: 4
Pay vs Performance Disclosure
Name	Percentage of Annual Recurring Revenue from Enterprise Customers
Musslewhite [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,810,837	$ 8,434,709	$ 17,540,044
PEO Actually Paid Compensation Amount	(4,679,451)	$ 3,148,094	(4,395,156)
Krantz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,364,892		820,925	$ 5,953,030
PEO Actually Paid Compensation Amount	424,313		$ (10,363,452)	$ 13,840,653
Coop [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,876,456
PEO Actually Paid Compensation Amount	7,716,685
PEO | Musslewhite [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,063,479)
PEO | Musslewhite [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,426,809)
PEO | Musslewhite [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(524,397)
PEO | Musslewhite [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,902,412)
PEO | Krantz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,190,228)
PEO | Krantz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,649
PEO | Krantz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,054,571
PEO | Krantz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,494,864)
PEO | Krantz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,310,058)
PEO | Coop [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,405,359)
PEO | Coop [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,245,588
PEO | Coop [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,245,588
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,617,228)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,671)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,125,148
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,447)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,285)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (509,087)